UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22336

Stock Portfolio

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

December 31

Date of Fiscal Year End

December 31, 2025

Date of Reporting Period

Item 1. Reports to Stockholders

(a)

Stock Portfolio

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about the Stock Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php and selecting Eaton Vance Stock Fund. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Stock Portfolio	$68	0.64%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the S&P 500® Index (the Index):

↓ An out-of-index position in Shift4 Payments, Inc. hurt returns on missed earnings, Global Blue integration issues, valuation pressure, and payment-sector headwinds

↓ An out-of-index position in Blue Owl Capital, Inc., hurt returns on missed earnings, Business Development Company redemption concerns, and private credit jitters. The position was sold by year-end

↓ An overweight position in Gartner, Inc. hurt returns as government spending cuts and artificial intelligence (AI) alternatives challenged growth expectations. The position was sold by year-end

↓ Among sectors, stock selection in industrials, financials, communication services, and real estate detracted the most from relative Fund performance

↑ An out-of-index position in Mr. Cooper Group, Inc., helped returns as stock soared due to its acquisition by Rocket Companies, which the Fund owned at year-end

↑ An overweight position in Lam Research Corp. aided returns as the stock rose on surging semiconductor equipment demand tied to the AI boom

↑ An overweight position in Amphenol Corp. helped returns as earnings beats from surging AI data center demand and strategic acquisitions sent shares higher

↑ Among sectors, stock selection in consumer staples, health care, and consumer discretionary, and an overweight to communication services helped returns the most

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Stock Portfolio	S&P 500® Index
12/15	$10,000	$10,000
1/16	$9,558	$9,504
2/16	$9,446	$9,491
3/16	$10,073	$10,135
4/16	$10,033	$10,174
5/16	$10,204	$10,357
6/16	$10,246	$10,384
7/16	$10,564	$10,766
8/16	$10,518	$10,782
9/16	$10,478	$10,784
10/16	$10,273	$10,587
11/16	$10,498	$10,979
12/16	$10,705	$11,196
1/17	$10,841	$11,408
2/17	$11,222	$11,861
3/17	$11,222	$11,875
4/17	$11,324	$11,997
5/17	$11,541	$12,166
6/17	$11,684	$12,242
7/17	$11,892	$12,494
8/17	$11,899	$12,532
9/17	$12,079	$12,790
10/17	$12,363	$13,089
11/17	$12,654	$13,490
12/17	$12,862	$13,640
1/18	$13,479	$14,421
2/18	$13,009	$13,890
3/18	$12,744	$13,537
4/18	$12,869	$13,589
5/18	$13,163	$13,916
6/18	$13,207	$14,002
7/18	$13,715	$14,523
8/18	$14,066	$14,996
9/18	$14,118	$15,081
10/18	$13,201	$14,050
11/18	$13,437	$14,337
12/18	$12,138	$13,042
1/19	$13,152	$14,087
2/19	$13,622	$14,540
3/19	$13,993	$14,822
4/19	$14,612	$15,422
5/19	$14,010	$14,442
6/19	$14,867	$15,460
7/19	$15,205	$15,682
8/19	$15,139	$15,434
9/19	$15,197	$15,723
10/19	$15,436	$16,063
11/19	$15,939	$16,646
12/19	$16,425	$17,149
1/20	$16,502	$17,142
2/20	$15,135	$15,731
3/20	$13,236	$13,788
4/20	$15,058	$15,555
5/20	$15,797	$16,296
6/20	$16,132	$16,620
7/20	$17,189	$17,558
8/20	$18,370	$18,820
9/20	$17,617	$18,105
10/20	$17,178	$17,623
11/20	$18,730	$19,552
12/20	$19,467	$20,304
1/21	$19,115	$20,099
2/21	$19,749	$20,653
3/21	$20,277	$21,558
4/21	$21,605	$22,708
5/21	$21,579	$22,867
6/21	$22,115	$23,401
7/21	$22,546	$23,956
8/21	$23,100	$24,685
9/21	$21,851	$23,537
10/21	$23,259	$25,186
11/21	$22,960	$25,011
12/21	$23,968	$26,132
1/22	$22,310	$24,780
2/22	$22,091	$24,038
3/22	$22,856	$24,931
4/22	$20,989	$22,757
5/22	$20,840	$22,798
6/22	$19,470	$20,916
7/22	$21,059	$22,845
8/22	$20,274	$21,913
9/22	$18,686	$19,895
10/22	$19,996	$21,506
11/22	$21,118	$22,708
12/22	$19,984	$21,399
1/23	$20,885	$22,744
2/23	$20,189	$22,189
3/23	$21,147	$23,004
4/23	$21,455	$23,363
5/23	$21,444	$23,464
6/23	$22,744	$25,015
7/23	$23,463	$25,818
8/23	$23,383	$25,407
9/23	$22,162	$24,196
10/23	$21,786	$23,687
11/23	$23,839	$25,850
12/23	$24,861	$27,025
1/24	$25,747	$27,479
2/24	$27,452	$28,946
3/24	$28,136	$29,878
4/24	$26,915	$28,657
5/24	$28,633	$30,078
6/24	$30,029	$31,157
7/24	$30,136	$31,537
8/24	$31,237	$32,302
9/24	$31,747	$32,992
10/24	$31,626	$32,692
11/24	$33,157	$34,611
12/24	$32,541	$33,786
1/25	$33,449	$34,727
2/25	$32,879	$34,274
3/25	$30,801	$32,343
4/25	$30,801	$32,124
5/25	$32,879	$34,146
6/25	$34,650	$35,882
7/25	$35,373	$36,687
8/25	$35,604	$37,431
9/25	$36,235	$38,797
10/25	$36,789	$39,706
11/25	$37,251	$39,803
12/25	$36,928	$39,827

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Stock Portfolio	13.48%	13.65%	13.94%
S&P 500® Index	17.88%	14.42%	14.81%

Performance does not reflect the deduction of taxes that an investor would pay on distributions or redemptions. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$797,159,006
# of Portfolio Holdings	51
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$4,480,334

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Information Technology
36.2%
Communication Services
14.9%
Financials
11.5%
Consumer Discretionary
10.2%
Health Care
9.7%
Industrials
8.8%
Consumer Staples
4.0%
Energy
2.4%
Real Estate
1.9%
Short-Term Investments
0.4%

Value	Value
Short-Term Investments	0.4%
Real Estate	1.9%
Energy	2.4%
Consumer Staples	4.0%
Industrials	8.8%
Health Care	9.7%
Consumer Discretionary	10.2%
Financials	11.5%
Communication Services	14.9%
Information Technology	36.2%

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	9.3%
Microsoft Corp.	7.8%
Apple, Inc.	6.9%
Alphabet, Inc., Class C	6.7%
Amazon.com, Inc.	5.1%
Broadcom, Inc.	4.1%
Meta Platforms, Inc., Class A	3.5%
Eli Lilly & Co.	2.8%
Visa, Inc., Class A	2.8%
Coca-Cola Co.	2.2%
Total	51.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php and select Eaton Vance Stock Fund. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

Stock Port.-TSR-AR

(b) Not applicable.

Item 2. Code of Ethics

The registrant (sometimes referred to as the “Fund”) has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees has determined that George J. Gorman, an “independent” Trustee, is an “audit committee financial expert” serving on its audit committee. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or the liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended December 31, 2024 and December 31, 2025 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	12/31/24	12/31/25
Audit Fees	$32,100	$32,100
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$0

Total	$32,100	$32,100

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended December 31, 2024 and December 31, 2025; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	12/31/24	12/31/25
Registrant	$0	$0
Eaton Vance(1)	$18,490	$18,490

(1) The investment adviser to the registrant, as well as any of its affiliates that provide ongoing services to the registrant, are subsidiaries of Morgan Stanley.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Stock Portfolio
December 31, 2025
Portfolio of Investments

Common Stocks — 99.6%
Security	Shares	Value
Aerospace & Defense — 0.9%
HEICO Corp.	23,198	$ 7,506,641
		$ 7,506,641
Beverages — 2.2%
Coca-Cola Co.	245,810	$ 17,184,577
		$ 17,184,577
Biotechnology — 2.7%
AbbVie, Inc.	68,817	$ 15,723,996
Argenx SE ADR(1)	6,959	5,852,171
		$ 21,576,167
Broadline Retail — 5.2%
Amazon.com, Inc.(1)	178,010	$ 41,088,268
		$ 41,088,268
Building Products — 0.9%
Carrier Global Corp.	142,276	$ 7,517,864
		$ 7,517,864
Capital Markets — 5.2%
Intercontinental Exchange, Inc.	64,447	$ 10,437,836
LPL Financial Holdings, Inc.	26,231	9,368,926
S&P Global, Inc.	24,120	12,604,871
Tradeweb Markets, Inc., Class A	85,057	9,147,030
		$ 41,558,663
Commercial Services & Supplies — 1.1%
Waste Connections, Inc.	48,715	$ 8,542,662
		$ 8,542,662
Consumer Staples Distribution & Retail — 1.8%
Walmart, Inc.	131,428	$ 14,642,394
		$ 14,642,394
Electrical Equipment — 3.6%
AMETEK, Inc.	46,394	$ 9,525,152
Eaton Corp. PLC	37,888	12,067,707
Siemens Energy AG(1)	51,808	7,268,069
		$ 28,860,928
Security	Shares	Value
Electronic Equipment, Instruments & Components — 1.4%
Amphenol Corp., Class A	81,963	$ 11,076,480
		$ 11,076,480
Entertainment — 4.7%
Liberty Media Corp.-Liberty Formula One, Class C(1)	118,307	$ 11,654,423
Live Nation Entertainment, Inc.(1)	61,962	8,829,585
Netflix, Inc.(1)	131,452	12,324,939
Spotify Technology SA(1)	8,506	4,939,519
		$ 37,748,466
Financial Services — 5.2%
Rocket Cos., Inc., Class A	807,265	$ 15,628,651
Shift4 Payments, Inc., Class A(1)	58,767	3,700,558
Visa, Inc., Class A	63,406	22,237,118
		$ 41,566,327
Health Care Equipment & Supplies — 1.1%
Edwards Lifesciences Corp.(1)	106,707	$ 9,096,772
		$ 9,096,772
Health Care Providers & Services — 1.7%
McKesson Corp.	9,279	$ 7,611,471
Quest Diagnostics, Inc.	36,343	6,306,601
		$ 13,918,072
Hotels, Restaurants & Leisure — 2.4%
Domino's Pizza, Inc.	24,372	$ 10,158,737
Marriott International, Inc., Class A	28,611	8,876,277
		$ 19,035,014
Insurance — 1.1%
Arthur J. Gallagher & Co.	34,795	$ 9,004,598
		$ 9,004,598
Interactive Media & Services — 10.2%
Alphabet, Inc., Class C	170,143	$ 53,390,874
Meta Platforms, Inc., Class A	41,756	27,562,718
		$ 80,953,592
Life Sciences Tools & Services — 1.4%
Thermo Fisher Scientific, Inc.	18,558	$ 10,753,433
		$ 10,753,433

See Notes to Financial Statements.

Stock Portfolio
December 31, 2025
Portfolio of Investments — continued

Security	Shares	Value
Machinery — 0.9%
Parker-Hannifin Corp.	7,733	$ 6,796,998
		$ 6,796,998
Oil, Gas & Consumable Fuels — 2.4%
ConocoPhillips	112,120	$ 10,495,553
EQT Corp.	155,422	8,330,619
		$ 18,826,172
Pharmaceuticals — 2.8%
Eli Lilly & Co.	20,877	$ 22,436,094
		$ 22,436,094
Professional Services — 1.4%
TransUnion	128,685	$ 11,034,739
		$ 11,034,739
Real Estate Management & Development — 1.9%
CoStar Group, Inc.(1)	131,451	$ 8,838,765
FirstService Corp.	41,755	6,494,155
		$ 15,332,920
Semiconductors & Semiconductor Equipment — 16.5%
Analog Devices, Inc.	40,981	$ 11,114,047
Broadcom, Inc.	95,108	32,916,879
Lam Research Corp.	76,502	13,095,612
NVIDIA Corp.	397,578	74,148,297
		$131,274,835
Software — 11.4%
Fair Isaac Corp.(1)	5,426	$ 9,173,304
Microsoft Corp.	128,862	62,320,241
Palo Alto Networks, Inc.(1)	53,051	9,771,994
Synopsys, Inc.(1)	20,878	9,806,814
		$ 91,072,353
Specialty Retail — 2.6%
Burlington Stores, Inc.(1)	37,115	$ 10,720,668
TJX Cos., Inc.	67,273	10,333,805
		$ 21,054,473
Security	Shares	Value
Technology Hardware, Storage & Peripherals — 6.9%
Apple, Inc.	202,358	$ 55,013,046
		$ 55,013,046
Total Common Stocks (identified cost $404,888,202)		$794,472,548

Short-Term Investments — 0.4%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.69%(2)	3,042,492	$ 3,042,492
Total Short-Term Investments (identified cost $3,042,492)		$ 3,042,492
Total Investments — 100.0% (identified cost $407,930,694)		$797,515,040
Other Assets, Less Liabilities — (0.0)%†		$ (356,034)
Net Assets — 100.0%		$797,159,006
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company (see Note 6). The rate shown is the annualized seven-day yield as of December 31, 2025.
Abbreviations:
ADR	– American Depositary Receipt

See Notes to Financial Statements.

Stock Portfolio
December 31, 2025
Statement of Assets and Liabilities

December 31, 2025
Assets
Unaffiliated investments, at value (identified cost $404,888,202)	$794,472,548
Affiliated investments, at value (identified cost $3,042,492)	3,042,492
Dividends receivable	147,315
Dividends receivable from affiliated investments	9,713
Tax reclaims receivable	9,292
Trustees' deferred compensation plan	70,579
Total assets	$797,751,939
Liabilities
Payable to affiliates:
Investment adviser fee	$402,057
Trustees' fees	12,043
Trustees' deferred compensation plan	70,579
Payable for custodian fee	64,851
Payable for legal and accounting services	40,151
Accrued expenses	3,252
Total liabilities	$592,933
Net Assets applicable to investors' interest in Portfolio	$797,159,006

See Notes to Financial Statements.

Stock Portfolio
December 31, 2025
Statement of Operations

Year Ended
December 31, 2025
Investment Income
Dividend income (net of foreign taxes withheld of $49,152)	$5,499,081
Dividend income from affiliated investments	193,687
Total investment income	$5,692,768
Expenses
Investment adviser fee	$4,487,156
Trustees’ fees and expenses	50,258
Custodian fee	186,080
Legal and accounting services	70,394
Miscellaneous	34,772
Total expenses	$4,828,660
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$6,822
Total expense reductions	$6,822
Net expenses	$4,821,838
Net investment income	$870,930
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$46,068,817
Foreign currency transactions	1,765
Net realized gain	$46,070,582
Change in unrealized appreciation (depreciation):
Investments	$50,472,308
Foreign currency	127
Net change in unrealized appreciation (depreciation)	$50,472,435
Net realized and unrealized gain	$96,543,017
Net increase in net assets from operations	$97,413,947

See Notes to Financial Statements.

Stock Portfolio
December 31, 2025
Statements of Changes in Net Assets

	Year Ended December 31,
	2025	2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$870,930	$1,762,893
Net realized gain	46,070,582	68,213,141
Net change in unrealized appreciation (depreciation)	50,472,435	112,517,896
Net increase in net assets from operations	$97,413,947	$182,493,930
Capital transactions:
Contributions	$20,295,470	$33,145,342
Withdrawals	(67,501,353)	(63,170,365)
Net decrease in net assets from capital transactions	$(47,205,883)	$(30,025,023)
Net increase in net assets	$50,208,064	$152,468,907
Net Assets
At beginning of year	$746,950,942	$594,482,035
At end of year	$797,159,006	$746,950,942

See Notes to Financial Statements.

Stock Portfolio
December 31, 2025
Financial Highlights

	Year Ended December 31,
Ratios/Supplemental Data	2025	2024	2023	2022	2021
Ratios (as a percentage of average daily net assets):(1)
Total expenses	0.64%	0.63%	0.64%	0.64%	0.63%
Net expenses	0.64%(2)	0.63%(2)	0.64%(2)	0.64%(2)	0.63%
Net investment income	0.11%	0.25%	0.60%	0.82%	0.55%
Portfolio Turnover	42%	44%	44%	52%	44%
Total Return	13.48%	30.99%	24.43%	(16.49)%	23.21%
Net assets, end of year (000’s omitted)	$797,159	$746,951	$594,482	$550,036	$871,310
(1)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.
(2)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended December 31, 2025, 2024, 2023 and 2022).

See Notes to Financial Statements.

Stock Portfolio
December 31, 2025
Notes to Financial Statements

1  Significant Accounting Policies
Stock Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio's investment objective is to achieve long-term capital appreciation by investing in a diversified portfolio of equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At December 31, 2025, Eaton Vance Stock Fund and Eaton Vance Balanced Fund held an interest of 13.0% and 87.0%, respectively, in the Portfolio.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Foreign Currencies. Foreign currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.
D  Federal and Other Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
As of December 31, 2025, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
During this reporting period, the Portfolio adopted FASB Accounting Standards Update No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (ASU 2023-09), which requires annual disclosure of the amount of income taxes paid (net of refunds received) disaggregated by federal, state, and foreign taxes, and further disaggregated by individual jurisdiction in which income taxes paid is equal to or greater than 5% of total income taxes paid. The adoption of ASU 2023-09 did not result in any changes to the Portfolio’s financial statement presentation or disclosure.
E  Foreign Currency Translation—Other assets and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions.

Stock Portfolio
December 31, 2025
Notes to Financial Statements — continued

F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
H  Segment Reporting—The Portfolio operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Portfolio’s President acts as the Portfolio's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Portfolio's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Portfolio’s financial statements.
2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate as a percentage of the Portfolio’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.600%
$500 million but less than $1 billion	0.575%
$1 billion but less than $2.5 billion	0.550%
$2.5 billion but less than $5 billion	0.530%
$5 billion and over	0.515%
For the year ended December 31, 2025, the Portfolio's investment adviser fee amounted to $4,487,156 or 0.59% of the Portfolio’s average daily net assets.
The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the year ended December 31, 2025, the investment adviser fee paid was reduced by $6,822 relating to the Portfolio's investment in the Liquidity Fund.
Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Portfolio are officers of the above organization.
3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $322,377,633 and $370,253,820, respectively, for the year ended December 31, 2025.

Stock Portfolio
December 31, 2025
Notes to Financial Statements — continued

4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments of the Portfolio at December 31, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$409,999,434
Gross unrealized appreciation	$395,429,111
Gross unrealized depreciation	(7,913,505)
Net unrealized appreciation	$387,515,606
5  Line of Credit
The Portfolio participates with other portfolios and funds managed by BMR and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended December 31, 2025.
6   Affiliated Investments
At December 31, 2025, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $3,042,492, which represents 0.4% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the year ended December 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$1,361,413	$118,386,435	$(116,705,356)	$ —	$ —	$3,042,492	$193,687	3,042,492
7  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Stock Portfolio
December 31, 2025
Notes to Financial Statements — continued

At December 31, 2025, the hierarchy of inputs used in valuing the Portfolio's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$118,702,058	$ —	$ —	$118,702,058
Consumer Discretionary	81,177,755	—	—	81,177,755
Consumer Staples	31,826,971	—	—	31,826,971
Energy	18,826,172	—	—	18,826,172
Financials	92,129,588	—	—	92,129,588
Health Care	77,780,538	—	—	77,780,538
Industrials	62,991,763	7,268,069	—	70,259,832
Information Technology	288,436,714	—	—	288,436,714
Real Estate	15,332,920	—	—	15,332,920
Total Common Stocks	$787,204,479	$7,268,069*	$ —	$794,472,548
Short-Term Investments	$ 3,042,492	$ —	$ —	$ 3,042,492
Total Investments	$790,246,971	$ 7,268,069	$ —	$797,515,040
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Stock Portfolio
December 31, 2025
Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Stock Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Stock Portfolio (the “Portfolio”), including the portfolio of investments, as of December 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on the Portfolio's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
February 23, 2026
We have served as the auditor of one or more Eaton Vance investment companies since 1959.

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EAERX-NCSR    12.31.25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Portfolio’s Board of Trustees since the Portfolio last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal control over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Stock Portfolio

By:	/s/ R. Kelly Williams, Jr.
R. Kelly Williams, Jr.
Principal Executive Officer

Date:	February 24, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date:	February 24, 2026

By:	/s/ R. Kelly Williams, Jr.
R. Kelly Williams, Jr.
Principal Executive Officer

Date:	February 24, 2026